INVENTORIES (Tables)	6 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventories
	As of December 31,	As of June 30,
	2015	2015	2014

Finished goods	$967,800	$564,826	$491,409
Raw materials	460,357	542,351	352,455
	$1,428,157	$1,107,177	$843,864